June 11, 2026


VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-9303


Re:	Nationwide Mutual Funds File No. 811-08495



Ladies and Gentlemen:


Pursuant to Rule 30a-1 of the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system please find enclosed an amendment (the "Amendment") to the report of Nationwide Mutual Funds (the "Registrant") on Form N-CEN for the annual period ended October 31, 2024, which was filed via EDGAR on January 8, 2025 (the "N-CEN Filing"). The Registrant subsequently learned that the legal proceedings attachment was not included. The purpose of the Amendment is to correct the N-CEN Filing to properly reflect all information that should have been contained in the N-CEN Filing. Please do not hesitate to contact me at (614) 435-5788 if you have any questions or wish to discuss any of the responses presented above.


Respectfully submitted,



/s/ David Majewski David Majewski

Treasurer and Principal Financial Officer Nationwide Mutual Funds









Cc:	Prufesh R. Modhera, Esq.

Allan J. Oster, Esq. One Nationwide Plaza	Direct line 614-435-5788

Mail Code 1-17-202	www.nationwidefunds.com Columbus, OH 43215